Selective Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2011
Selective Quarterly Financial Data (unaudited)
Selective Quarterly Financial Data (unaudited)

10.       Selective Quarterly Financial Data (unaudited)

	Net Income /	Weighted average number of General Partner and Limited Partner Units outstanding				Net Income / (Loss) per weighted average
Quarter Ended	(Loss)	Series A	Series F	Series G	Series I	Series A	Series F	Series G	Series I

December 31, 2011	$(14,000,632)	324,770,222	92,337	25,041,655	2,686,980	$(0.0369)	$(9.52)	$(0.0415)	$(0.0370)
September 30, 2011	16,692,303	312,831,615	93,433	25,494,239	2,730,581	0.0454	11.41	0.0496	0.0624
June 30, 2011	(13,551,965)	307,193,411	94,738	26,297,047	2,654,107	(0.0378)	(8.90)	(0.0385)	(0.0362)
March 31, 2011	(6,332,096)	297,988,615	96,347	26,951,719	2,574,311	(0.0181)	(4.31)	(0.0187)	(0.0123)

December 31, 2010	$5,957,314	284,670,875	98,273	27,725,166	2,583,580	$0.0174	$4.30	$0.0187	$0.0266
September 30, 2010	9,708,384	273,646,831	100,000	28,313,021	2,412,345	0.0295	6.89	0.0298	0.0411
June 30, 2010	(5,339,241)	248,806,927	101,826	28,907,866	2,263,044	(0.0174)	(4.31)	(0.0187)	(0.0114)
March 31, 2010	(1,996,015)	219,302,384	105,082	30,194,766	1,278,174	(0.0069)	(2.10)	(0.0089)	0.0102

December 31, 2009	$(7,815,371)	184,732,238	107,791	30,688,580	860,991	$(0.0328)	$(7.23)	$(0.0314)	$(0.0243)
September 30, 2009	3,746,505	162,511,063	109,811	31,436,315	645,990	0.0169	3.97	0.0172	0.0309
June 30, 2009	(8,582,896)	144,293,100	112,325	32,517,854	551,075	(0.0418)	(10.00)	(0.0434)	(0.0378)
March 31, 2009	(8,258,332)	134,318,518	117,040	34,737,080	490,288	(0.0418)	(9.83)	(0.0425)	(0.0291)